Gains and losses on disposal and main changes in scope of consolidation - Effects of the disposal of FiberCo's shares in the cash flow statement (Details) - EUR (€) € in Millions		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Sale price of sold shares, net of transaction costs	€ 202
Sales of investment securities, net of cash transferred		€ 891	€ 1	€ (16)
FiberCo
Disclosure of detailed information about business combination [line items]
Sale price of sold shares, net of transaction costs	288
Tax costs related to the transaction (VAT and income tax)	(61)
Transferred cash of the sold entity	(5)
Receivables on sale of shares	(90)
Sales of investment securities, net of cash transferred	€ 132